Note 8 - Stockholders' Equity (Detail) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock (USD $)	12 Months Ended
Dec. 31, 2012
Increase In Common Shares Outstanding (in Shares)	16,397,727
Increase In Common Shares Outstanding (in Shares)	7,965,000
Total impact on liabilities and equity (in Shares)	24,362,727
Before Conversions [Member] | Accrued Interest On Converted Notes [Member]
Impact to Balance Sheet	974,311
Before Conversions [Member] | Summer 2011 Notes, Net [Member]
Impact to Balance Sheet	904,397
Before Conversions [Member] | March 2010 Notes, Net [Member]
Impact to Balance Sheet	4,057,500
Before Conversions [Member] | 2011 Unit Offering Notes, Net [Member]
Impact to Balance Sheet	4,367,482
Before Conversions [Member] | Series A Convertible Preferred Stock [Member]
Impact to Balance Sheet	7,965,000
Before Conversions [Member] | Deferred Costs [Member]
Deferred costs	799,123
Before Conversions [Member]
Impact to Balance Sheet	10,303,690
Impact to Balance Sheet	7,965,000
Total impact on liabilities and equity	18,268,690
Impact of Conversions [Member] | Accrued Interest On Converted Notes [Member]
Impact to Balance Sheet	(974,311)
Impact of Conversions [Member] | Summer 2011 Notes, Net [Member]
Impact to Balance Sheet	(904,397)
Impact of Conversions [Member] | March 2010 Notes, Net [Member]
Impact to Balance Sheet	(4,057,500)
Impact of Conversions [Member] | 2011 Unit Offering Notes, Net [Member]
Impact to Balance Sheet	(4,367,482)
Impact of Conversions [Member] | Series A Convertible Preferred Stock [Member]
Impact to Balance Sheet	(7,965,000)
Impact of Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Impact to Balance Sheet	19,345,209
Impact of Conversions [Member] | Accumulated Deficit [Member]
Impact to Balance Sheet	(1,875,642)
Impact of Conversions [Member] | Deferred Costs [Member]
Deferred costs	(799,123)
Impact of Conversions [Member]
Impact to Balance Sheet	(10,303,690)
Impact to Balance Sheet	9,504,567
Total impact on liabilities and equity	(799,123)
After Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Impact to Balance Sheet	19,345,209
After Conversions [Member] | Accumulated Deficit [Member]
Impact to Balance Sheet	(1,875,642)
After Conversions [Member]
Impact to Balance Sheet	17,469,567
Total impact on liabilities and equity	17,469,567
Accrued Interest On Converted Notes [Member]
Increase In Common Shares Outstanding (in Shares)	1,092,559
Summer 2011 Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	2,183,334
March 2010 Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	4,071,000
2011 Unit Offering Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	9,050,834
Series A Convertible Preferred Stock [Member]
Increase In Common Shares Outstanding (in Shares)	7,965,000